Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2014
Accounts Payable
Schedule of accounts payable

        Accounts payable consisted of the following as at December 31 (in thousands):

	2014	2013
Suppliers, repairers	$8,613	$9,265
Insurers, agents, brokers	1,843	1,192
Other creditors	2,054	2,667

Total	$12,510	$13,124